GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule of goodwill and intangible assets, net

2023:

			Trade	Customer	Customer
	Goodwill	Technology	Name	relationships	database	Total
Cost:
Balance as of January 1, 2023	$15,628	$7,271	$85	$5,480	$200	$28,664
Purchases	—	—	—	—	—	—
Balance as of December 31, 2023	15,628	7,271	85	5,480	200	28,664
Accumulated amortization and impairment:
Balance as of January 1, 2023	—	1,142	85	2,144	200	3,571
Amortization recognized in the year	—	1,036	—	822	—	1,858
Balance as of December 31, 2023	—	2,178	85	2,966	200	5,429
Amortized cost at December 31, 2023	$15,628	$5,093	$—	$2,514	$—	$23,235

2022:

			Trade	Customer	Customer
	Goodwill	Technology	Name	relationships	database	Total
Cost:
Balance as of January 1, 2022	$8,021	$3,509	$85	$3,508	$200	$15,323
Initially consolidated company	7,607	3,762	—	1,972	—	13,341
Purchases	—	—	—	—	—	—
Balance as of December 31, 2022	15,628	7,271	85	5,480	200	28,664
Accumulated amortization and impairment:
Balance as of January 1, 2022	—	378	85	1,372	171	2,006
Amortization recognized in the year	—	764	—	772	29	1,565
Balance as of December 31, 2022	—	1,142	85	2,144	200	3,571
Amortized cost at December 31, 2022	$15,628	$6,129	$—	$3,336	$—	$25,093